Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Major Customers that Exceeded 10% of Total Oil, Natural Gas and NGL Revenues

For the years ended December 31, 2017, 2016, and 2015, the Company had the following major customers that exceeded 10% of total oil, natural gas and NGL revenues:

	Year Ended December 31,
	2017	2016	2015
Sunoco Inc.	40%	55%	61%
EnLink Oklahoma Gas Processing, LP	39%	31%	*
Cimarex Energy Company	*	*	14%

*	Revenue from customer was less than 10% in this year